SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Advances from unrelated third-parties	[1]	$ 1,190,422	$ 621,146
Other taxes payable	[2]	2,499,528	4,133,972
Accrued professional fees		255,000	230,000
Amount due to employees	[3]	257,354	158,396
Others		90,353	80,711
Other Payables and Accrued Expenses		$ 4,292,657	$ 5,224,225

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.
[3]	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.